Selling and Marketing Expenses	3 Months Ended
Mar. 31, 2023
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES
9.	SELLING AND MARKETING EXPENSES

(in thousands)	March 31, 2023	March 31, 2022

Salaries and related expenses	$705	$618
Advertising and marketing	249	398
Travel and conferences	49	29
Total	$1,003	$1,045